INCOME TAXES - Summary of increase in income tax expenses and decrease in net income per share, if Beijing BaiJiaHuLian did not enjoy income tax preferential tax rates (Detail) - CNY (¥)
¥ / shares in Units, ¥ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Increase (decrease) in income tax expenses	¥ 10,399	¥ 18,243	¥ 878
Decrease (increase) in net income per ordinary share-basic	¥ 0.08	¥ 0.20	¥ 0.01
Decrease (increase) in net income per ordinary share-diluted	¥ 0.07	¥ 0.20	¥ 0.01